Subordinated loans - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	€ 14,791		€ 15,805	€ 16,588
Redemption of subordinated loans	€ 32,233	€ 46,335
Subordinated Tier 2 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.625%
Redemption of subordinated loans	€ 1,500
Fixed rate subordinated tier 2 green notes [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	€ 500
Borrowings, interest rate	0.875%